Note 17. Restructuring Charges (Detail) - Restructuring Activities Related to Continuing Operations: (USD $) In Thousands, unless otherwise specified	12 Months Ended			36 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012
Restructuring Expenses	$ 1,781	$ 1,592	$ 62,531	$ 65,904
Accrued Restructuring Expense Settled With Cash				(62,397)
Accrued Restructuring Expense Settled Without Cash				137
Reserve Balance	3,644	7,600		3,644
Employee Severance [Member]
Restructuring Expenses	2,557	1,217	42,161	45,935
Accrued Restructuring Expense Settled With Cash				(42,174)
Accrued Restructuring Expense Settled Without Cash				(1,074)
Reserve Balance	2,687			2,687
Contract Termination [Member]
Restructuring Expenses	(776)	375	7,175	6,774
Accrued Restructuring Expense Settled With Cash				(7,042)
Accrued Restructuring Expense Settled Without Cash				1,225
Reserve Balance	957			957
Other Restructuring [Member]
Restructuring Expenses			13,195	13,195
Accrued Restructuring Expense Settled With Cash				(13,181)
Accrued Restructuring Expense Settled Without Cash				$ (14)